INCOME TAX - Unrecognized Income Tax Benefits - Narrative (Details) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2016 RUB	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2013 RUB
Unrecognized income tax benefits
Unrecognized Tax Benefits	$ 9.6			RUB 97	RUB 580	$ 0.6	RUB 37	RUB 25
Benefit as a result of recording interest and penalties as a part of provision of income tax	(2.8)	RUB 170	RUB (3)	RUB 30
Other accrued liabilities, non-current
Unrecognized income tax benefits
Unrecognized Tax Benefits	3.0				185		10
Unrecognized income tax benefits, if recognized, would affect the effective tax rate	9.6				580		37
Accounts payable and accrued liabilities
Unrecognized income tax benefits
Unrecognized Tax Benefits	$ 9.6				RUB 580		RUB 42